Income Taxes - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Taxes Payable	$ 27,321	$ 20,886
LP Units Exchanged By Employees (in units)	532	586
Adjustments to Additional Paid-In-Capital	$ 16,242	$ 12,833
Tax Savings Distribution Ratio To Unit Holders (as a percent)	85.00%
Retained Ratio Of Tax Savings (as a percent)	15.00%
Deferred Tax Assets	$ 305,424	298,115
Amounts Due Pursuant to Tax Receivable Agreements	174,109	186,036
Increase (Decrease) In Deferred Tax Assets Associated With Changes In Depreciation And Amortization	1,977
Deferred Tax Liabilities, Net	6,104
Increase (Decrease) in Deferred Tax Assets, Changes in Unrealized Gain (Loss) on Marketable Securities	688	455
Increase (Decrease) in Deferred Tax Assets, Changes in Foreign Currency Translation Adjustments	9,347	$ 8,492
Tax Credit Carryforward, Amount	5,054
Deferred Tax Assets, Valuation Allowance, Noncurrent	$ 1,510
Class A and E LP Units [Member]
Income Taxes [Line Items]
LP Units Exchanged By Employees (in units)	537
Class A LP Units [Member]
Income Taxes [Line Items]
Adjustments to Additional Paid-In-Capital	$ 118
LP Units Exchanged by Employees Which Triggered Additional Liability Under Tax Receivable Agreement (in units)	26
Deferred Tax Assets	$ 784
Amounts Due Pursuant to Tax Receivable Agreements	666
Class E LP Units [Member]
Income Taxes [Line Items]
Adjustments to Additional Paid-In-Capital	5,821
Evercore LP [Member]
Income Taxes [Line Items]
Increase (Decrease) In Deferred Tax Assets Associated With Compensation and Benefits	19,290
Increase (Decrease) In Deferred Tax Assets Associated With Amortization of Tangible and Intangible Assets	(14,354)
Subsidiary of Common Parent [Member]
Income Taxes [Line Items]
Undistributed Earnings of Foreign Subsidiaries	6,531
Unrecognized Deferred Tax Liability Not Recognized Attributable To Reinvested Earnings	$ 1,965
Adjustments to Additional Paid-In-Capital			$ 1,124